LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of Loans and Borrowings
	As of December 31, 2025	As of December 31, 2024
	USD	USD
Current
Guaranteed bank loan	348,957	364,457
Financial institution loan	602,897	441,079
Recourse liability	4,423,508	2,397,078
	5,375,362	3,202,614
Lease liabilities	429,634	226,707
	5,804,996	3,429,321

Non-current
Guaranteed bank loan	562,260	144,365
Financial institution loan	65,266	-
Warrant liabilities	1,213,340	46,518
Lease liabilities	1,099,767	985,879
	2,940,633	1,176,762
Total loans and borrowings	8,745,630	4,606,083

Schedule of Terms and Debt Repayment

Terms and debt repayment schedule

	Currency	Principal amount	Year of origination	Nominal interest rate % per annum	Year of maturity	2025	2024
2025						USD	USD
Guaranteed bank loan	SGD	400,000.00	2020	2.75%	2025	-	51,960
Guaranteed bank loan	SGD	1,200,000.00	2020	2.50%	2025	-	108,703
Guaranteed bank loan	SGD	300,000.00	2020	3.75%	2025	-	15,980
Guaranteed bank loan	SGD	300,000.00	2023	7.75%	2026	35,912	110,848
Guaranteed bank loan	SGD	300,000.00	2023	8.80%	2026	50,376	123,515
Financial institution loan	SGD	162,500.00	2025	21.00%	2026	22,641	-
Financial institution loan	SGD	100,000.00	2025	59.23%	2026	53,801	-
Financial institution loan	SGD	150,000.00	2025	36.00%	2026	21,890	-
Financial institution loan	SGD	200,000.00	2025	36.00%	2026	77,875	-
Financial institution loan	SGD	200,000.00	2025	24.06%	2026	131,875	-
Guaranteed bank loan	SGD	400,000.00	2026	8.19%	2030	311,502	-
Guaranteed bank loan	SGD	50,000.00	2023	8.25%	2028	20,832	26,714
Guaranteed bank loan	SGD	100,000.00	2023	8.28%	2028	40,389	52,305
Guaranteed bank loan	SGD	50,000.00	2023	10.38%	2026	6,173	18,797
Financial institution loan	SGD	150,000.00	2025	10.50%	2026	20,901	-
Guaranteed bank loan	SGD	1,000,000.00	2022	5.25%	2027	321,121	-
Financial institution loan	SGD	150,000.00	2025	8.25%	2027	196,299	-
Financial institution loan	SGD	80,000.00	2025	20.80%	2026	32,499	-
Financial institution loan	SGD	150,000.00	2025	14.36%	2027	110,381	-
Guaranteed bank loan	SGD	70,000.00	2021	2.50%	2026	2,863	-
Guaranteed bank loan	SGD	300,000.00	2021	2.70%	2034	122,050	-
Financial institution loan	SGD	400,000	2024	10.80%	2025	-	294,053
Financial institution loan	SGD	200,000	2024	10.80%	2025	-	147,026
Recourse liability	SGD	N/A	N/A	7.0%-7.7%	N/A	4,423,508	2,397,078
Lease liabilities	Multiple	N/A	2019-2025	2.99% to 10.8%	2025-2031	1,529,401	1,212,586
						7,532,290	4,559,565

Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities	Reconciliation of movements of liabilities and equity to cash flows arising from financing activities
	Bank loan and financial institution	Lease liabilities	Treasury shares reserve	Share capital	Total
	USD	USD	USD	USD	USD
Balance at January 1, 2024	1,240,523	84,322	-	3,564,150	4,888,995
Proceeds from loans and borrowings	448,442	-	-	-	448,442
Shares repurchase-Payment	-	-	(1,012,458)	-	(1,012,458)
Payment of bank loans and borrowings	(707,046)	-	-	-	(707,046)
Payment of lease liabilities	-	(269,292)	-	-	(269,292)
Net proceeds from issue of Class A ordinary shares	-	-	-	3,922,650	3,922,650
Total changes from financing cash flows	(258,604)	(269,292)	(1,012,458)	3,922,650	2,382,296
Effect of changes in foreign exchange rates	(82,983)	(43,664)	-	(81,999)	(208,646)
Other changes
Liability-related
Recognition of lease liabilities	-	1,373,518	-	-	1,373,518
Issuance of warrants to underwriter	-	-	-	(84,882)	(84,882)
Interest expense	50,965	67,702	-	-	118,667
Total liability-related other changes	50,965	1,441,220	-	(84,882)	1,407,303
Payment of offering cost- Offset with prepayment	-	-	-	(2,039,513)	(2,039,513)
Shares repurchase-Offset with receivables	-	-	(285,792)	-	(285,792)
Total equity-related other changes	-	-	(285,792)	(2,039,513)	(2,325,305)
Balance at December 31, 2024	949,901	1,212,586	(1,298,250)	5,280,406	6,144,643
Proceeds from loans and borrowings	870,883	-	-	-	870,883
Payment of bank loans and borrowings	(1,169,783)	-	-	-	(1,169,783)
Payment of lease liabilities	-	(522,525)	-	-	(522,525)
Transfer from treasury shares	-	-	39,355	13,424	52,779
Acquisition of subsidiary	-	-	6,560	13,387,819	13,394,379
Acquisition of an asset	-	-	-	5,760,000	5,760,000
Acquisition through business combinations	558,551	-	-	-	558,551
Issue of ordinary shares and warrants	-	-	-	384,188	384,188
Total changes from financing cash flows	1,209,552	690,061	(1,252,335)	24,825,837	25,473,115
Effect of changes in foreign exchange rates	56,609	76,020			132,629
Other changes
Liability-related
Recognition of lease liabilities	-	626,038	-	-	626,038
Interest expense	313,219	137,282	-	-	450,501
Total liability-related other changes	313,219	763,320	-	-	1,076,539
Balance at December 31, 2025	1,579,380	1,529,401	(1,252,335)	24,825,837	26,682,283

Schedule of Warrants Liability	The offering was closed on September 11, 2025.
USD
Initial recognition of warrants liability	84,881
Fair value adjustment of warrant liability	(38,363)
Carrying amount of warrant liability at December 31, 2024	46,518
Fair value at issuance date	3,550,000
Fair value change of warrant liabilities	(2,383,178)
Carrying amount of warrant liabilities at December 31, 2025	1,213,340